Real Estate Owned (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Property	Dec. 31, 2011	Dec. 31, 2010
Real Estate Owned (Textual) [Abstract]
Loans into real estate owned	$ 3,559,000	$ 1,597,000	$ 8,049,000
Loans transferred into other real estate owned	7,700,000
Real estate owned carrying amounts	7,473,000	5,020,000
Write-down of real estate owned	1,433,000	667,000	383,000
Number of units in real estate property maintained	29
Real Estate Owned (Additional Textual) [Abstract]
Net (gain) loss on sales of real estate	345,000	(26,000)	(18,000)
Commercial Properties [Member]
Real Estate Owned (Textual) [Abstract]
Loans into real estate owned	6,000,000
Real estate owned carrying amounts	5,382,000	1,777,000
Real estate owned portfolio includes properties	23
Write Down Of Real Estate Specific Properties	(2,000,000)
Residential Properties [Member]
Real Estate Owned (Textual) [Abstract]
Loans into real estate owned	315,000
Real estate owned carrying amounts	696,000	1,683,000
Real estate owned portfolio includes properties	4
Write Down Of Real Estate Specific Properties	(1,200,000)
Bank Properties [Member]
Real Estate Owned (Textual) [Abstract]
Loans transferred into other real estate owned	1,400,000
Real estate owned carrying amounts	1,395,000	1,560,000
Real estate owned portfolio includes properties	6
Write Down Of Real Estate Specific Properties	$ (797,000)
Number of units in real estate property maintained	6
Eleven Commerical Properties [Member]
Real Estate Owned (Textual) [Abstract]
Number of real estate property sold	11
Two Bank Properties [Member]
Real Estate Owned (Textual) [Abstract]
Number of real estate property sold	2
Six Residential Properties [Member]
Real Estate Owned (Textual) [Abstract]
Number of real estate property sold	6